Capital Leases - Aggregate Contractual Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
2014		$ 1,520
2015		1,120
2016		54
Total minimum payments required		2,694
Less: amount representing interest		(159)
Present value of future payments		2,535
Less: current portion	(1,680)	(1,401)	(207)
Capital lease obligations, less current portion	$ 1,059	$ 1,134	$ 195